Warrants - Schedule of Black-Scholes valuation of warrants granted (Details)	12 Months Ended
Mar. 31, 2019 $ / shares
Warrants [Abstract]
Exercise price	$ 4.37
Share price on grant date	$ 3.29
Risk-free interest rate	2.85%
Expected life of warrants	3 years
Annualized volatility	100.00%